Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Convertible Notes	£ 564,777
Stocking loans	164,478	£ 177,979
Subscription facilities	15,354	77,952
Secured asset financing	6,135
Bank loans	30	1,610
Mortgages		2,253
Lease liabilities	153,171	100,215
Trade payables	68,201	29,224
Total	972,146	389,233
Less than one year [Member]
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Convertible Notes	10,411
Stocking loans	164,478	169,170
Subscription facilities	15,354	12,155
Secured asset financing	1,727
Bank loans	30	741
Mortgages		600
Lease liabilities	24,203	18,917
Trade payables	68,201	29,224
Total	284,404	230,807
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Convertible Notes	554,366
Stocking loans		8,809
Subscription facilities		65,797
Secured asset financing	4,408
Bank loans		869
Mortgages		1,653
Lease liabilities	56,324	46,772
Trade payables
Total	615,098	123,900
Over 5 years [Member]
Financial Instruments (Details) - Schedule of financial liabilities based upon contractual undiscounted payments [Line Items]
Convertible Notes
Stocking loans
Subscription facilities
Secured asset financing
Bank loans
Mortgages
Lease liabilities	72,644	34,526
Trade payables
Total	£ 72,644	£ 34,526